OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,847)
Other comprehensive loss before reclassifications	(1,332)
Amounts reclassified from accumulated other comprehensive income	1,224
Net current-period other comprehensive income (loss)	(108)	$ (1,620)
Ending balance	(6,955)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,212)
Other comprehensive loss before reclassifications	264
Amounts reclassified from accumulated other comprehensive income	0
Net current-period other comprehensive income (loss)	264
Ending balance	(5,948)
Unrealized losses on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(635)
Other comprehensive loss before reclassifications	(1,596)
Amounts reclassified from accumulated other comprehensive income	1,224
Net current-period other comprehensive income (loss)	(372)
Ending balance	$ (1,007)